UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2021	Jun. 30, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 36,366,131	$ 36,046,113
Other financial assets	3,607,639	11,161,398
Trade receivables	119,285,056	88,784,172
Other receivables	16,255,750	11,153,705
Income and minimum presumed recoverable income taxes	1,072,748	990,881
Inventories	87,308,712	61,037,551
Biological assets	8,142,920	2,315,838
Total current assets	272,038,956	211,489,658
NON-CURRENT ASSETS
Other financial assets	869,032	1,097,462
Trade receivables	121,234	135,739
Other receivables	1,810,645	2,543,142
Income and minimum presumed recoverable income taxes	31,112	12,589
Deferred tax assets	5,427,325	3,278,370
Investments in joint ventures and associates	34,054,957	30,657,173
Property, plant and equipment	48,946,555	47,954,596
Intangible assets	72,563,018	67,342,362
Goodwill	32,288,120	28,751,206
Right of use asset	1,488,608	1,327,660
Total non-current assets	197,600,606	183,100,299
Total assets	469,639,562	394,589,957
CURRENT LIABILITIES
Trade and other payables	106,016,242	72,091,408
Borrowings	48,230,663	76,785,857
Employee benefits and social security	6,472,078	4,680,078
Deferred revenue and advances from customers	7,110,046	6,277,313
Income tax payable	11,687,238	7,452,891
Lease liabilities	635,240	750,308
Total current liabilities	180,151,507	168,037,855
NON-CURRENT LIABILITIES
Borrowings	90,738,228	47,988,468
Government grants		784
Joint ventures and associates	616,173	1,278,250
Deferred tax liabilities	24,335,655	25,699,495
Provisions	484,490	449,847
Consideration for acquisition	12,443,071	11,790,533
Convertible notes	48,890,332	48,664,012
Lease liabilities	570,505	390,409
Total non-current liabilities	178,078,454	136,261,798
Total liabilities	358,229,961	304,299,653
EQUITY
Equity attributable to owners of the parent	84,156,819	67,743,242
Non-controlling interests	27,252,782	22,547,062
Total equity	111,409,601	90,290,304
Total equity and liabilities	$ 469,639,562	$ 394,589,957